Summary of Significant Accounting Policies (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	May 28, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Federally-insured limits		$ 250,000		$ 250,000	$ 250,000			$ 250,000
Cash								77,000
Other current assets		9,250		9,250	$ 9,250			$ 12,221	$ 7,010
General support price								1.60%
Advertising costs								$ 17,874	$ 0
Foreign Currency Translation Description					Asset and liability accounts at June 30, 2022 and September 30, 2021 were translated at 0.8212 GBP and 0.7426 GBP to $1.00, respectively, which were the exchange rates on the balance sheet dates. Equity accounts were stated at their historical rates. The average translation rate applied to the statement of operations for the nine months ended June 30, 2022 and for the period from May 28, 2021 through June 30, 2021 was 0.7615 GBP and 0.7133 GBP to $1.00, respectively. Cash flows from the Company’s operations are calculated based upon the local currencies using the average translation rate.			The Company does not enter into any material transaction in foreign currencies. Transaction gains or losses have not had, and are not expected to have, a material effect on the results of operations of the Company.Asset and liability accounts at September 30, 2021 were translated at 0.7426 GBP to $1.00, respectively, which were the exchange rates on the balance sheet dates. Equity accounts were stated at their historical rates. The average translation rates applied to the statements of operations for the period from May 28, 2021 through September 30, 2021 was 0.7224 GBP to $1.00, respectively. Cash flows from the Company’s operations are calculated based upon the local currencies using the average translation rate.
Services cost percentage					1.60%
Advertising and marketing costs		147,177			$ 345,826
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful life					3 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful life					5 years
Brilliant Acquisition Corp [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash		39,734		39,734	$ 39,734		$ 283,403
Marketable securities held in the trust account		$ 41,549,673		$ 41,549,673	$ 41,549,673		$ 47,387,687			$ 46,003,053
Aggregate amount (in Shares)	633,792
Subject to possible redemption of shares (in Shares)				3,966,208			4,600,000
Ordinary shares, per share (in Dollars per share)				$ 10			$ 10
Federal deposit insurance coverage				$ 250,000			$ 250,000
Cash and non-cash equivalents							283,403			$ 712,817
Cash held in operating bank account							$ 282,903
Ordinary Shares [Member] | Brilliant Acquisition Corp [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares issued (in Shares)		261,000		261,000	261,000
Ordinary Shares [Member] | Brilliant Acquisition Corp [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares issued (in Shares)							261,000
Use Rights [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful life								10 years
Financial Instruments [Member] | Brilliant Acquisition Corp [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Sold units (in Shares)				4,600,000			4,600,000
Over-Allotment Option [Member] | Brilliant Acquisition Corp [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares issued (in Shares)		6,000,000		6,000,000	6,000,000
Underwriters’ full exercise over-allotment option (in Shares)							6,000,000
Initial Public Offering [Member] | Brilliant Acquisition Corp [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares issued (in Shares)		261,000		261,000	261,000		261,000
Warrant [Member] | Brilliant Acquisition Corp [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares issued (in Shares)		261,000		261,000	261,000		261,000
Initial public offering of warrants (in Shares)				261,000			261,000
Private Rights [Member] | Brilliant Acquisition Corp [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares issued (in Shares)		261,000		261,000	261,000		261,000